Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading liabilities	$ 8,176		$ 8,071
Long-term debt	345	[1]	326	[1]
Other liabilities	578	[2]	382	[2]
Total liabilities	19,280		18,864
Trading assets	9,378		7,861
Loans			10
Other assets	1,299	[3]	1,848	[3]
Total assets	114,777		99,533
Available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	92,619		78,467
Available-for-sale | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	18,003		17,326
Available-for-sale | U.S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,074		958
Available-for-sale | Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	9,424	[4]	11,954	[4]
Available-for-sale | State And Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,122	[1]	2,739	[1]
Available-for-sale | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	34,193		26,796
Available-for-sale | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	279	[4]	273	[4]
Available-for-sale | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	728	[4]	815	[4]
Available-for-sale | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	452	[4]	418	[4]
Available-for-sale | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,794		903
Available-for-sale | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,139		3,339
Available-for-sale | Asset-Backed CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,282		1,444
Available-for-sale | Other Asset-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,131		532
Available-for-sale | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	27		30
Available-for-sale | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,190	[1]	973	[1]
Available-for-sale | Corporate Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,585		1,738
Available-for-sale | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,368		2,625
Available-for-sale | Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,718	[4]	2,425	[4]
Available-for-sale | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,970	[4],[5]	1,879	[4],[5]
Available-for-sale | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,010	[4],[5]	1,175	[4],[5]
Available-for-sale | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	130	[4],[5]	125	[4],[5]
Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	5,076	[6]	2,203	[6]
Derivative assets	4,302	[7]	5,658	[7]
Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total liabilities	9,099		8,779
Total assets	103,296		88,186
Investment Management Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading liabilities	10,152		10,053
Other liabilities	29		32
Total liabilities	10,181		10,085
Trading assets	10,961		10,751
Other assets	520		596
Total assets	11,481		11,347
Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	1,780		955
Derivative liabilities	6,396	[7]	7,116	[7]
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading liabilities	4,747		4,784
Other liabilities	224	[2]	14	[2]
Total liabilities	4,971		4,800
Percentage of liabilities prior to netting	12.00%		11.00%
Trading assets	4,433		5,259
Other assets	135	[3]	672	[3]
Total assets	28,396		26,879
Percentage of assets prior to netting	21.00%		22.00%
Level 1 | Available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	23,256		20,172
Level 1 | Available-for-sale | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	18,003		17,326
Level 1 | Available-for-sale | Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	41		44
Level 1 | Available-for-sale | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	27		9
Level 1 | Available-for-sale | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,190	[1]	973	[1]
Level 1 | Available-for-sale | Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,995		1,820
Level 1 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	912	[6]	485	[6]
Derivative assets	3,521	[7]	4,774	[7]
Level 1 | Trading Assets | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	36	[7]	164	[7]
Level 1 | Trading Assets | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3,364	[7]	4,519	[7]
Level 1 | Trading Assets | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	121	[7]	91	[7]
Level 1 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total liabilities	4,971		4,798
Percentage of liabilities prior to netting	17.00%		14.00%
Total assets	27,824		26,103
Percentage of assets prior to netting	22.00%		23.00%
Level 1 | Investment Management Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other liabilities			2
Total liabilities			2
Trading assets	182		323
Other assets	390		453
Total assets	572		776
Level 1 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	1,121		418
Derivative liabilities	3,626	[7]	4,366	[7]
Level 1 | Trading Liabilities | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	3,535	[7]	4,311	[7]
Level 1 | Trading Liabilities | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	91	[7]	55	[7]
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading liabilities	24,195		27,982
Long-term debt	345	[1]	326	[1]
Other liabilities	354	[2]	368	[2]
Total liabilities	35,075		38,759
Percentage of liabilities prior to netting	87.00%		88.00%
Trading assets	27,150		28,489
Loans			10
Other assets	1,044	[3]	1,019	[3]
Total assets	108,377		98,336
Percentage of assets prior to netting	79.00%		78.00%
Level 2 | Available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	69,318		58,247
Level 2 | Available-for-sale | U.S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,074		958
Level 2 | Available-for-sale | Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	9,383		11,910
Level 2 | Available-for-sale | State And Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,077	[1]	2,694	[1]
Level 2 | Available-for-sale | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	34,193		26,796
Level 2 | Available-for-sale | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	279		273
Level 2 | Available-for-sale | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	728		815
Level 2 | Available-for-sale | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	452		418
Level 2 | Available-for-sale | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,794		903
Level 2 | Available-for-sale | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,139		3,339
Level 2 | Available-for-sale | Asset-Backed CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,282		1,444
Level 2 | Available-for-sale | Other Asset-Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,131		532
Level 2 | Available-for-sale | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale			21
Level 2 | Available-for-sale | Corporate Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,585		1,738
Level 2 | Available-for-sale | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,368		2,622
Level 2 | Available-for-sale | Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	723		605
Level 2 | Available-for-sale | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,970	[5]	1,879	[5]
Level 2 | Available-for-sale | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,010	[5]	1,175	[5]
Level 2 | Available-for-sale | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	130	[5]	125	[5]
Level 2 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	4,116	[6]	1,655	[6]
Derivative assets	23,034	[7]	26,834	[7]
Level 2 | Trading Assets | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	22,734	[7]	26,434	[7]
Level 2 | Trading Assets | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	148	[7]	113	[7]
Level 2 | Trading Assets | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	152	[7]	284	[7]
Level 2 | Trading Assets | Other Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets			3	[7]
Level 2 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total liabilities	24,894		28,676
Percentage of liabilities prior to netting	82.00%		85.00%
Total assets	97,512		87,765
Percentage of assets prior to netting	78.00%		77.00%
Level 2 | Investment Management Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading liabilities	10,152		10,053
Other liabilities	29		30
Total liabilities	10,181		10,083
Trading assets	10,735		10,428
Other assets	130		143
Total assets	10,865		10,571
Level 2 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	659		537
Derivative liabilities	23,536	[7]	27,445	[7]
Level 2 | Trading Liabilities | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	23,173	[7]	27,201	[7]
Level 2 | Trading Liabilities | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	97	[7]	44	[7]
Level 2 | Trading Liabilities | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	266	[7]	200	[7]
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading liabilities	224		314
Total liabilities	224		314
Percentage of liabilities prior to netting	1.00%		1.00%
Trading assets	106		160
Other assets	120	[3]	157	[3]
Total assets	315		365
Level 3 | Available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	45		48
Level 3 | Available-for-sale | State And Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	45	[1]	45	[1]
Level 3 | Available-for-sale | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale			3
Level 3 | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	48	[6]	63	[6]
Derivative assets	58	[7]	97	[7]
Level 3 | Trading Assets | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	19	[7]	54	[7]
Level 3 | Trading Assets | Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	1	[7]
Level 3 | Trading Assets | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	38	[7]	43	[7]
Level 3 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total liabilities	224		314
Percentage of liabilities prior to netting	1.00%		1.00%
Total assets	271		365
Level 3 | Investment Management Funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading assets	44
Total assets	44
Level 3 | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	224	[7]	314	[7]
Level 3 | Trading Liabilities | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	168	[7]	239	[7]
Level 3 | Trading Liabilities | Equity Contract
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	56	[7]	75	[7]
Netting
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading liabilities	(20,990)	[8]	(25,009)	[8]
Total liabilities	(20,990)	[8]	(25,009)	[8]
Trading assets	(22,311)	[8]	(26,047)	[8]
Total assets	(22,311)	[8]	(26,047)	[8]
Netting | Trading Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	(22,311)	[7],[8]	(26,047)	[7],[8]
Netting | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total liabilities	(20,990)	[8]	(25,009)	[8]
Total assets	(22,311)	[8]	(26,047)	[8]
Netting | Trading Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	$ (20,990)	[7],[8]	$ (25,009)	[7],[8]

[1]	Includes certain interests in securitizations.
[2]	Includes derivatives in designated hedging relationships.
[3]	Includes private equity investments, seed capital, a brokerage account, and derivatives in designated hedging relationships.
[4]	At Dec. 31, 2012 and Dec. 31, 2011, foreign covered bonds were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
[5]	Previously included in the Grantor Trust.
[6]	Includes loans classified as trading assets and certain interests in securitizations.
[7]	The Level 1, 2 and 3 fair values of derivative assets and derivative liabilities are presented on a gross basis.
[8]	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting cannot be disaggregated by product.